Note 26 - Financial Risk Management (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Aug. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Allowance for credit losses, financial assets		$ 0	$ 0	$ 0
Increase (decrease) through conversion of convertible instruments, equity		0
Gain (loss) on customers' digital assets		$ 0	$ 0
Risk exposure of digital assets, change in price, percent		50.00%	50.00%
Risk exposure of digital assets during twelve month period		$ 1,294,100	$ 1,342,000
Risk exposure of net income, basis point variance point		0.0050	0.0050
Risk exposure of net income during 12 month period		$ 3,700	$ 600
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period		358,200
Class B preference shares [member]
Statement Line Items [Line Items]
Increase (decrease) through conversion of convertible instruments, equity	$ (47,900)
Credit line facility [member]
Statement Line Items [Line Items]
Allowance for credit losses, financial assets		0	0
Margin lending services [member]
Statement Line Items [Line Items]
Allowance for credit losses, financial assets		0	0
Default, past due and write-off of principle		0	0
Allowance for credit losses, modified digital asset loan		$ 0	$ 0